INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2017	As at December 31, 2016	As at December 31, 2017	As at December 31, 2016
Raw materials
Ore in stockpiles	$2,125	$2,067	$102	$72
Ore on leach pads	405	406	—	—
Mine operating supplies	515	585	79	62
Work in process	174	219	—	—
Finished products	168	50	3	5
	$3,387	$3,327	$184	$139
Non-current ore in stockpiles[1]	(1,681)	(1,536)	—	—
	$1,706	$1,791	$184	$139

[1]	Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2017	2016
Barrick Nevada	$—	$57
Golden Sunlight	6	7
Porgera	4	3
Pierina	11	1
Inventory impairment charges[1]	$21	$68

[1]	Impairment charges in 2017 primarily relate to leach pad inventories at Pierina. Impairment charges in 2016 primarily relate to stockpiles at Cortez.

Ore in Stockpiles
	As at December 31, 2017	As at December 31, 2016
Gold
Barrick Nevada	$1,040	$1,128
Pueblo Viejo	538	475
Porgera	55	77
Kalgoorlie	138	127
Lagunas Norte	147	91
Buzwagi	109	64
North Mara	47	41
Veladero	22	38
Turquoise Ridge	26	22
Other	3	4
Copper
Lumwana	102	72
	$2,227	$2,139

Ore on Leach pads
	As at December 31, 2017	As at December 31, 2016
Gold
Veladero	$145	$172
Nevada	105	109
Lagunas Norte	143	97
Pierina	12	28
	$405	$406